Summary of Unaudited Financial Statements of Affiliate (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Current assets	$ 6,509,736	$ 5,532,030
Non-current assets	540,518	577,335
Total Assets	7,050,254	6,109,365
Current liabilities	3,272,360	2,696,409
Non-current liabilities	1,203,826	1,355,370
Stockholders' equity	2,574,068	2,057,586
Total Liabilities and Stockholders' Equity	7,050,254	6,109,365
Revenues	12,538,711	12,280,892
Operating income	757,484	598,691
Net profit	516,482	359,254
Company share of Net Profit at 11.54%	59,623	41,472
Equity investment in affiliate	$ 258,244	$ 198,621